                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended June 30, 2004

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name: Priderock Management, LLC

Address:  411 West Putnam Avenue, Suite 109, Greenwich, CT 06830

Form 13F File Number:  28-10431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Stephen B. Salzman

Title:   Managing Member

Phone: 203-485-3301

Signature, Place, and Date of Signing:

 /s/ Stephen B. Salzman          Greenwich, CT                     8/11/04
------------------------
         (Name)                  (City, State)                     (Date)

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:      10 Items

Form 13F Information Table Value Total:     $731,472 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                                                                        VOTING
                                                           TOTAL FMV      TOTAL              INVESTMENT     OTHER      AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP     (X $1,000)     SHARES    SH/PRN   DISCRETION    MANAGERS       SOLE
----------------------------- --------------- ----------- ------------ ----------- -------- ------------- ----------- ------------
AETNA INC NEW                       COM        00817Y108    64,404       757,700      SH        SOLE         NONE       757,700
AMERICAN TOWER CORP                 CLA        029912201    78,108      5,138,700     SH        SOLE         NONE      5,138,700
AUTOZONE INC                        COM        053332102    93,004      1,161,100     SH        SOLE         NONE      1,161,100
BIG LOTS INC                        COM        89302103     14,190       981,300      SH        SOLE         NONE       981,300
COMCAST CORP NEW                  CLA SPL      20030N200    216,838     7,853,600     SH        SOLE         NONE      7,853,600
CROWN CASTLE INTL CORP              COM        228227104    71,037      4,816,100     SH        SOLE         NONE      4,816,100
PEP BOYS MANNY MOE & JACK           COM        713278109    29,898      1,179,400     SH        SOLE         NONE      1,179,400
SPDR TR                         UNIT SER 1     78462F103    17,297       151,023      SH        SOLE         NONE       151,023
SPX CORP                            COM        784635104    95,467      2,055,700     SH        SOLE         NONE      2,055,700
SPECTRASITE INC                     COM        84761M104    51,229      1,185,300     SH        SOLE         NONE      1,185,300